Eaton Vance

Hexavest Global Equity Fund

October 31, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 92.4%

Security	Shares	Value
Australia — 2.9%
AGL Energy, Ltd.	2,498	$34,099
Australia and New Zealand Banking Group, Ltd.	4,047	74,372
BHP Group, Ltd.	1,868	45,789
Caltex Australia, Ltd.	1,435	26,976
Cimic Group, Ltd.	1,261	28,737
Coles Group, Ltd.	2,525	26,131
Commonwealth Bank of Australia	1,276	69,185
CSL, Ltd.	241	42,502
Metcash, Ltd.	16,564	32,199
National Australia Bank, Ltd.	4,232	83,070
Newcrest Mining, Ltd.	14,389	314,088
Oil Search, Ltd.	7,868	38,831
Rio Tinto, Ltd.	782	48,901
Santos, Ltd.	10,313	57,686
Tabcorp Holdings, Ltd.	12,265	40,642
Westpac Banking Corp.	4,161	80,788
Woodside Petroleum, Ltd.	1,717	38,054

		$1,082,050

Austria — 0.1%
OMV AG	601	$35,135

		$35,135

Belgium — 0.3%
KBC Group NV	595	$41,837
UCB SA	959	77,294

		$119,131

Canada — 7.0%
Agnico Eagle Mines, Ltd.	2,497	$153,468
Alamos Gold, Inc., Class A	8,928	48,568
B2Gold Corp.(1)	100,642	353,254
Barrick Gold Corp.	27,220	472,852
Canadian Natural Resources, Ltd.	6,333	159,683
First Quantum Minerals, Ltd.	3,364	28,427
Franco-Nevada Corp.	1,043	101,204
Hudbay Minerals, Inc.	8,126	29,491
Loblaw Cos., Ltd.	2,079	110,872
Lundin Mining Corp.	8,319	42,002
MEG Energy Corp.(1)	18,257	70,139
Metro, Inc.	2,126	89,908
Osisko Gold Royalties, Ltd.	4,619	45,450
Pan American Silver Corp.	2,406	41,022
SSR Mining, Inc.(1)	6,974	103,146

Security	Shares	Value
Suncor Energy, Inc.	5,249	$156,063
Teck Resources, Ltd., Class B	7,706	121,986
Yamana Gold, Inc.	120,317	437,954

		$2,565,489

Denmark — 0.5%
Novo Nordisk A/S, Class B	3,118	$171,455

		$171,455

Finland — 0.1%
Nokian Renkaat Oyj	1,290	$36,867

		$36,867

France — 3.5%
Air Liquide SA	721	$95,865
BNP Paribas SA	1,827	95,478
Carrefour SA	3,205	54,567
Cie de Saint-Gobain	1,018	41,461
Cie Generale des Etablissements Michelin SCA	547	66,601
CNP Assurances	1,595	31,659
Danone SA	1,181	97,835
Engie SA	6,226	104,253
Kering	40	22,760
Klepierre SA	1,463	54,534
LVMH Moet Hennessy Louis Vuitton SE	127	54,236
Natixis SA	18,689	85,863
Peugeot SA	2,247	56,908
Renault SA	1,062	54,225
Sanofi	1,159	106,845
Societe Generale SA	1,556	44,251
Total SA	1,823	96,379
Valeo SA	915	34,075
Veolia Environnement SA	3,370	88,711

		$1,286,506

Germany — 3.1%
Allianz SE	427	$104,283
BASF SE	1,366	103,842
Bayer AG	1,444	112,020
Bayerische Motoren Werke AG	777	59,498
Beiersdorf AG	633	74,890
Continental AG	425	56,925
Covestro AG(2)	1,276	61,276
Daimler AG	1,024	59,722
Deutsche Telekom AG	4,281	75,327
Fresenius Medical Care AG & Co. KGaA	942	67,993
Merck KGaA	908	108,294
SAP SE	666	88,246
Siemens AG	996	114,938
Uniper SE	946	29,484
Volkswagen AG, PFC Shares	215	40,873

		$1,157,611

Security	Shares	Value
Hong Kong — 0.9%
AIA Group, Ltd.	4,902	$48,815
CK Infrastructure Holdings, Ltd.	5,000	35,983
CLP Holdings, Ltd.	3,000	31,156
Galaxy Entertainment Group, Ltd.	9,000	61,971
Melco Resorts & Entertainment, Ltd. ADR	3,457	74,464
MGM China Holdings, Ltd.	18,000	28,503
Sands China, Ltd.	9,200	45,316
SJM Holdings, Ltd.	18,000	19,228

		$345,436

Italy — 1.6%
Assicurazioni Generali SpA	4,892	$99,197
CNH Industrial NV	3,196	34,797
Enel SpA	12,544	97,221
Eni SpA	6,243	94,712
Intesa Sanpaolo SpA	38,545	96,587
Moncler SpA	614	23,694
Pirelli & C SpA(2)	8,289	47,918
UniCredit SpA	6,533	82,884

		$577,010

Japan — 10.7%
ABC-Mart, Inc.	700	$47,996
Ain Holdings, Inc.	500	28,610
Ajinomoto Co., Inc.	2,100	39,926
Asahi Group Holdings, Ltd.	800	40,062
Astellas Pharma, Inc.	2,900	49,772
Chubu Electric Power Co., Inc.	2,500	37,506
Concordia Financial Group, Ltd.	5,000	20,390
COSMOS Pharmaceutical Corp.	200	41,302
Daifuku Co., Ltd.	700	37,143
Daito Trust Construction Co., Ltd.	400	53,008
Electric Power Development Co., Ltd.	1,400	33,993
FANUC Corp.	200	39,450
Fujitsu, Ltd.	200	17,726
Hikari Tsushin, Inc.	200	43,839
Hitachi Construction Machinery Co., Ltd.	2,100	54,206
Hokuriku Electric Power Co.(1)	2,100	14,967
Honda Motor Co., Ltd.	2,200	59,519
Inpex Corp.	3,000	27,733
ITOCHU Corp.	2,300	48,088
Japan Prime Realty Investment Corp.	8	38,448
Japan Real Estate Investment Corp.	7	47,781
Japan Retail Fund Investment Corp.	13	30,301
JGC Holdings Corp.	2,400	34,712
JXTG Holdings, Inc.	6,900	32,252
Kajima Corp.	3,600	49,473
KDDI Corp.	2,500	69,178
Komatsu, Ltd.	1,800	42,147
Kose Corp.	200	35,459
MINEBEA MITSUMI, Inc.	2,900	55,075
Mitsubishi Chemical Holdings Corp.	3,500	26,674
Mitsubishi Corp.	1,800	45,782

Security	Shares	Value
Mitsubishi Estate Co., Ltd.	2,000	$38,831
Mitsubishi Motors Corp.	4,500	20,546
Mitsubishi Tanabe Pharma Corp.	3,000	35,905
Mitsubishi UFJ Financial Group, Inc.	49,300	255,585
Mitsui Chemicals, Inc.	1,300	30,916
Mitsui Fudosan Co., Ltd.	1,700	43,491
Mizuho Financial Group, Inc.	128,800	199,959
Murata Manufacturing Co., Ltd.	600	32,669
Nippon Suisan Kaisha, Ltd.	4,800	27,490
Nippon Telegraph & Telephone Corp.	1,300	64,536
Nissan Motor Co., Ltd.	4,600	29,029
Nitori Holdings Co., Ltd.	200	30,442
Nomura Real Estate Master Fund, Inc.	25	47,789
NSK, Ltd.	3,600	33,474
NTT Data Corp.	1,100	14,444
NTT DoCoMo, Inc.	2,700	74,021
Obayashi Corp.	4,500	46,311
Omron Corp.	700	40,951
Ono Pharmaceutical Co., Ltd.	2,300	43,325
Panasonic Corp.	4,800	40,341
Pola Orbis Holdings, Inc.	1,600	36,105
Qol Holdings Co., Ltd.	2,200	30,802
Rakuten, Inc.	3,100	29,554
Resona Holdings, Inc.	25,042	108,897
Seven & i Holdings Co., Ltd.	800	30,224
Shimizu Corp.	4,700	43,813
Shionogi & Co., Ltd.	800	48,018
Shiseido Co., Ltd.	400	32,979
SMC Corp.	100	43,204
Sony Corp.	800	48,695
Subaru Corp.	1,700	48,718
Sumitomo Chemical Co., Ltd.	7,900	36,138
Sumitomo Mitsui Financial Group, Inc.	7,000	248,522
Sumitomo Realty & Development Co., Ltd.	800	29,039
Sundrug Co., Ltd.	1,000	33,091
Suzuki Motor Corp.	1,100	51,935
Taiheiyo Cement Corp.	1,400	39,604
Taisei Corp.	800	31,547
Takeda Pharmaceutical Co., Ltd.	1,600	57,813
THK Co., Ltd.	1,600	46,008
Tokyo Gas Co., Ltd.	1,500	36,616
Tokyu Fudosan Holdings Corp.	6,000	39,797
Tosoh Corp.	2,100	28,754
Toyo Suisan Kaisha, Ltd.	800	33,684
Toyota Industries Corp.	800	48,002
Toyota Motor Corp.	1,100	76,319
Tsuruha Holdings, Inc.	300	33,746
United Urban Investment Corp.	23	46,401
Welcia Holdings Co., Ltd.	900	51,714
Yaskawa Electric Corp.	1,100	41,841
Z Holdings Corp.	12,800	39,408

		$3,943,561

Security	Shares	Value
Luxembourg — 0.1%
ArcelorMittal	2,611	$38,823

		$38,823

Netherlands — 1.2%
ABN AMRO Bank NV(2)	2,812	$52,416
Aegon NV	5,685	24,663
Akzo Nobel NV	495	45,636
ING Groep NV	9,731	110,189
Unilever NV	2,395	141,561
Wolters Kluwer NV	1,028	75,715

		$450,180

Norway — 0.4%
DNB ASA	2,720	$49,524
Equinor ASA	3,523	65,407
Telenor ASA	2,349	43,963

		$158,894

Singapore — 0.6%
CapitaLand, Ltd.	11,000	$29,075
City Developments, Ltd.	4,000	31,677
Oversea-Chinese Banking Corp., Ltd.	3,000	24,118
SATS, Ltd.	8,000	29,668
Singapore Telecommunications, Ltd.	12,000	29,042
United Overseas Bank, Ltd.	2,000	39,375
UOL Group, Ltd.	5,000	28,629

		$211,584

Spain — 1.3%
Banco Bilbao Vizcaya Argentaria SA	23,482	$123,676
CaixaBank SA	17,560	50,355
Iberdrola SA	9,597	98,647
Mapfre SA	10,021	27,968
Repsol SA	5,349	88,150
Telefonica SA	10,973	84,265

		$473,061

Sweden — 0.3%
Atlas Copco AB, Class B	1,073	$33,293
Essity AB, Class B	960	29,991
Telia Co. AB	3,105	13,659
Volvo AB, Class B	1,861	27,889

		$104,832

Switzerland — 3.5%
Alcon, Inc.(1)	810	$47,902
Barry Callebaut AG	33	69,739
Geberit AG	196	99,586
Nestle SA	3,053	326,614
Novartis AG	2,875	251,204
Roche Holding AG PC	947	285,005
TE Connectivity, Ltd.	1,329	118,945
Zurich Insurance Group AG	192	75,206

		$1,274,201

Security	Shares	Value
United Kingdom — 5.6%
Anglo American PLC	2,379	$61,229
Antofagasta PLC	4,942	55,660
Associated British Foods PLC	1,797	51,870
AstraZeneca PLC	1,128	109,999
Aviva PLC	10,732	57,846
Barratt Developments PLC	6,922	56,607
BHP Group PLC	2,908	61,680
BP PLC	16,626	105,432
British American Tobacco PLC	2,490	87,090
BT Group PLC	34,620	91,877
Carnival PLC	605	24,210
Coca-Cola European Partners PLC	1,713	91,663
Diageo PLC	2,842	116,326
Direct Line Insurance Group PLC	5,535	19,515
GlaxoSmithKline PLC	2,773	63,515
HSBC Holdings PLC	11,636	87,911
Imperial Brands PLC	2,951	64,732
J Sainsbury PLC	20,192	53,211
Legal & General Group PLC	18,666	63,807
Lloyds Banking Group PLC	118,898	87,462
National Grid PLC	8,533	99,770
Rio Tinto PLC	975	50,760
Royal Bank of Scotland Group PLC	10,880	30,075
Royal Dutch Shell PLC, Class A	5,010	145,230
RSA Insurance Group PLC	3,018	20,418
Smith & Nephew PLC	3,681	79,018
Tesco PLC	30,453	92,959
Unilever PLC	1,138	68,142
Vodafone Group PLC	23,586	48,132

		$2,046,146

United States — 48.7%
Abbott Laboratories	2,592	$216,717
Accenture PLC, Class A	1,057	195,989
AES Corp. (The)	9,751	166,255
Aflac, Inc.	3,851	204,719
Agilent Technologies, Inc.	1,484	112,413
Allstate Corp. (The)	1,478	157,289
Ameren Corp.	1,582	122,921
American Electric Power Co., Inc.	1,693	159,802
American Express Co.	1,683	197,382
Amgen, Inc.	633	134,987
Aon PLC	864	166,890
Apartment Investment & Management Co., Class A	1,944	106,687
Apple, Inc.	1,656	411,947
AT&T, Inc.	2,789	107,349
AutoZone, Inc.(1)	161	184,245
AvalonBay Communities, Inc.	559	121,672
Bank of America Corp.	9,437	295,095
Biogen, Inc.(1)	437	130,536
Boeing Co. (The)	281	95,515
BorgWarner, Inc.	2,160	90,029
Broadcom, Inc.	550	161,067

Security	Shares	Value
Brookfield Property Partners, Ltd.	4,300	$81,055
Caterpillar, Inc.	425	58,565
Celanese Corp.	1,001	121,271
Centene Corp.(1)	2,407	127,764
Chevron Corp.	2,015	234,022
Cigna Corp.	1,382	246,632
Cisco Systems, Inc.	5,471	259,927
Citigroup, Inc.	3,037	218,239
Comcast Corp., Class A	9,392	420,949
Comerica, Inc.	1,029	67,317
Concho Resources, Inc.	1,626	109,788
ConocoPhillips	2,618	144,514
Corteva, Inc.	1,976	52,127
Cummins, Inc.	627	108,145
CVS Health Corp.	3,976	263,967
D.R. Horton, Inc.	2,157	112,962
Devon Energy Corp.	3,001	60,860
Discover Financial Services	1,133	90,935
Dollar General Corp.	1,297	207,961
Dow, Inc.	1,976	99,768
DTE Energy Co.	1,082	137,760
DuPont de Nemours, Inc.	1,610	106,115
Eastman Chemical Co.	1,427	108,509
Eli Lilly & Co.	295	33,615
EOG Resources, Inc.	2,106	145,967
Equity Residential	1,343	119,070
Essex Property Trust, Inc.	371	121,365
Estee Lauder Cos., Inc. (The), Class A	910	169,506
Exelon Corp.	3,362	152,937
Exxon Mobil Corp.	2,240	151,357
Fifth Third Bancorp	5,640	164,011
Freeport-McMoRan, Inc.	14,991	147,212
Garmin, Ltd.	1,930	180,937
Goldman Sachs Group, Inc. (The)	613	130,802
HCA Healthcare, Inc.	964	128,733
Healthpeak Properties, Inc.	3,211	120,798
Hershey Co. (The)	757	111,181
Honeywell International, Inc.	631	108,993
Ingersoll-Rand PLC	931	118,135
Intel Corp.	5,130	289,999
Johnson & Johnson	2,653	350,302
JPMorgan Chase & Co.	3,113	388,876
KeyCorp	8,934	160,544
Keysight Technologies, Inc.(1)	1,917	193,444
Laboratory Corp. of America Holdings(1)	525	86,504
LyondellBasell Industries NV, Class A	1,086	97,414
M&T Bank Corp.	938	146,825
Marathon Oil Corp.	6,831	78,761
Masco Corp.	1,110	51,338
Mastercard, Inc., Class A	1,167	323,037
McDonald’s Corp.	694	136,510
Medtronic PLC	2,363	257,331
Merck & Co., Inc.	2,910	252,181
Micron Technology, Inc.(1)	1,717	81,643

Security	Shares	Value
Microsoft Corp.	3,077	$441,149
Mid-America Apartment Communities, Inc.	909	126,342
Mondelez International, Inc., Class A	3,387	177,648
Morgan Stanley	2,291	105,501
Newmont Goldcorp Corp.	8,572	340,566
O’Reilly Automotive, Inc.(1)	426	185,527
Occidental Petroleum Corp.	3,214	130,167
Pfizer, Inc.	6,223	238,777
Pioneer Natural Resources Co.	806	99,154
PNC Financial Services Group, Inc. (The)	1,443	211,688
Procter & Gamble Co. (The)	2,532	315,259
Progressive Corp. (The)	2,676	186,517
PulteGroup, Inc.	4,778	187,489
Quest Diagnostics, Inc.	644	65,205
Realty Income Corp.	1,541	126,038
Regeneron Pharmaceuticals, Inc.(1)	386	118,224
Ross Stores, Inc.	1,551	170,098
Starbucks Corp.	1,301	110,013
SunTrust Banks, Inc.	2,587	176,796
Sysco Corp.	2,690	214,850
Tyson Foods, Inc., Class A	2,126	176,012
U.S. Bancorp	3,502	199,684
UDR, Inc.	2,430	122,107
Ulta Beauty, Inc.(1)	496	115,642
Ventas, Inc.	1,570	102,207
Verizon Communications, Inc.	8,722	527,419
Walmart, Inc.	1,693	198,521
Walt Disney Co. (The)	3,151	409,378
Welltower, Inc.	1,398	126,785
Xylem, Inc.	1,107	84,896
Zoetis, Inc.	1,463	187,147

		$17,954,792

Total Common Stocks (identified cost $29,652,586)		$34,032,764

Short-Term Investments — 4.1%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.97%(3)	1,518,467	$1,518,467

Total Short-Term Investments (identified cost $1,518,356)		$1,518,467

Total Investments — 96.5% (identified cost $31,170,942)		$35,551,231

Other Assets, Less Liabilities — 3.5%		$1,300,112

Net Assets — 100.0%		$36,851,343

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2019, the aggregate value of these securities is $161,610 or 0.4% of the Fund’s net assets.

(3)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2019.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	16.5%	$6,085,256
Health Care	12.8	4,708,914
Materials	11.4	4,197,441
Consumer Staples	9.6	3,538,471
Consumer Discretionary	8.7	3,221,591
Information Technology	7.4	2,713,024
Energy	6.5	2,392,452
Communication Services	5.7	2,098,503
Real Estate	5.0	1,832,927
Industrials	4.8	1,762,104
Utilities	4.0	1,482,081
Short-Term Investments	4.1	1,518,467

Total Investments	96.5%	$35,551,231

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
AUD	318,092	USD	215,977	State Street Bank and Trust Company	12/18/19	$3,558	$—
AUD	320,433	USD	221,279	State Street Bank and Trust Company	12/18/19	—	(129)
CAD	1,065,656	USD	804,472	State Street Bank and Trust Company	12/18/19	4,809	—
CAD	235,794	USD	177,520	State Street Bank and Trust Company	12/18/19	1,547	—
CAD	419,941	USD	317,695	State Street Bank and Trust Company	12/18/19	1,217	—
CAD	284,976	USD	216,909	State Street Bank and Trust Company	12/18/19	—	(492)
DKK	1,228,964	USD	183,400	State Street Bank and Trust Company	12/18/19	688	—
EUR	2,455,536	USD	2,732,079	State Street Bank and Trust Company	12/18/19	14,942	—
GBP	706,959	USD	874,597	State Street Bank and Trust Company	12/18/19	42,525	—
NOK	776,984	USD	85,780	State Street Bank and Trust Company	12/18/19	—	(1,264)
SEK	3,927,310	USD	409,078	State Street Bank and Trust Company	12/18/19	—	(1,297)
USD	1,528,075	AUD	2,218,710	State Street Bank and Trust Company	12/18/19	—	(3,194)
USD	3,967,264	CAD	5,214,770	State Street Bank and Trust Company	12/18/19	7,059	—
USD	242,718	CHF	238,522	State Street Bank and Trust Company	12/18/19	89	—
USD	130,919	DKK	876,335	State Street Bank and Trust Company	12/18/19	—	(348)
USD	610,264	EUR	547,396	State Street Bank and Trust Company	12/18/19	—	(2,110)
USD	133,059	EUR	120,932	State Street Bank and Trust Company	12/18/19	—	(2,228)
USD	206,925	EUR	187,977	State Street Bank and Trust Company	12/18/19	—	(3,366)
USD	817,738	GBP	659,080	State Street Bank and Trust Company	12/18/19	—	(37,271)
USD	115,551	HKD	905,597	State Street Bank and Trust Company	12/18/19	4	—
USD	139,667	JPY	14,867,742	State Street Bank and Trust Company	12/18/19	1,602	—
USD	150,298	NOK	1,346,557	State Street Bank and Trust Company	12/18/19	3,827	—
USD	206,885	SEK	1,975,548	State Street Bank and Trust Company	12/18/19	1,761	—
USD	133,103	SGD	182,545	State Street Bank and Trust Company	12/18/19	—	(1,138)
USD	152,074	CNY	1,075,589	State Street Bank and Trust Company	12/20/19	—	(459)

						$83,628	$(53,296)

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
FTSE China A50 Index	16	Long	11/28/19	$222,638	$(198)
MSCI Emerging Markets Index	13	Long	12/20/19	676,910	9,845

					$9,647

Abbreviations:

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

Currency Abbreviations:

AUD	-	Australian Dollar

CAD	-	Canadian Dollar

CHF	-	Swiss Franc

CNY	-	Yuan Renminbi

DKK	-	Danish Krone

EUR	-	Euro

GBP	-	British Pound Sterling

HKD	-	Hong Kong Dollar

JPY	-	Japanese Yen

NOK	-	Norwegian Krone

SEK	-	Swedish Krona

SGD	-	Singapore Dollar

USD	-	United States Dollar

At October 31, 2019, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2019 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts	$9,845	$(198)

Total		$9,845	$(198)

Foreign Exchange	Forward foreign currency exchange contracts	$83,628	$(53,296)

Total		$83,628	$(53,296)

At October 31, 2019, the value of the Fund’s investment in affiliated funds was $1,518,467, which represents 4.1% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2019 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC, 1.97%	$942,225	$11,423,326	$(10,846,865)	$(307)	$88	$1,518,467	$11,282	1,518,467

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2019, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$74,464	$5,508,167	$—	$5,582,631
Developed Europe	210,608	7,719,244	—	7,929,852
North America	20,520,281	—	—	20,520,281
Total Common Stocks	$20,805,353	$13,227,411 *	$—	$34,032,764
Short-Term Investments	$—	$1,518,467	$—	$1,518,467
Total Investments	$20,805,353	$14,745,878	$—	$35,551,231
Forward Foreign Currency Exchange Contracts	$—	$83,628	$—	$83,628
Futures Contracts	9,845	—	—	9,845
Total	$20,815,198	$14,829,506	$—	$35,644,704

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(53,296)	$—	$(53,296)
Futures Contracts	—	(198)	—	(198)
Total	$—	$(53,494)	$—	$(53,494)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.